Capital structure and financial items - Financial assets and liabilities - Financial liabilities by category (Details) - DKK (kr) kr in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Financial liabilities	kr 57,069	kr 33,845
Financial liabilities measured at fair value through the income statement
Disclosure of financial liabilities [line items]
Financial liabilities	2,184	1,365
Financial liabilities measured at fair value through the income statement | Derivative financial instruments
Disclosure of financial liabilities [line items]
Financial liabilities	2,184	1,365
Financial liabilities measured at amortised cost
Disclosure of financial liabilities [line items]
Financial liabilities	54,885	32,480
Financial liabilities measured at amortised cost | Borrowings, noncurrent
Disclosure of financial liabilities [line items]
Financial liabilities	12,961	2,897
Financial liabilities measured at amortised cost | Borrowings (current)
Disclosure of financial liabilities [line items]
Financial liabilities	13,684	7,459
Financial liabilities measured at amortised cost | Trade payables
Disclosure of financial liabilities [line items]
Financial liabilities	8,870	5,717
Financial liabilities measured at amortised cost | Other liabilities (non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	360	0
Financial liabilities measured at amortised cost | Other liabilities (current)
Disclosure of financial liabilities [line items]
Financial liabilities	19,600	17,005
Financial liabilities measured at amortised cost | Other liabilities- less VAT and duties payable
Disclosure of financial liabilities [line items]
Financial liabilities	kr (590)	kr (598)